Shareholder Report, Holdings (Details)	Jul. 31, 2025
Fidelity Series Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Series Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Series Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Series Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity Series Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Fidelity Series Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Series Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Series Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	45.80%
Fidelity Series Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
Fidelity Series Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	49.50%
Fidelity SAI Inflation-Focused Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity SAI Inflation-Focused Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity SAI Inflation-Focused Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI Inflation-Focused Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity SAI Inflation-Focused Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity SAI Inflation-Focused Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	115.60%
Fidelity SAI Inflation-Focused Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	53.60%
Fidelity SAI Inflation-Focused Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	46.40%
Fidelity Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	50.00%
Fidelity Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	50.00%